INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Loss From Continuing Operations Before Income Taxes [Table Text Block]
The components of earnings (loss) before income taxes consist of the following:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Canada	$(108.9)	$(31.6)	$651.2	$(773.0)
United States	(21.4)	8.0	1.6	(16.7)
Other	–	–	–	0.2
Earnings (loss) from continuing operations	$(130.3)	$(23.6)	$652.8	$(789.5)
Earnings (loss) from discontinued operations	$3.1	$(12.9)	$(3.6)	$(194.5)
Earnings (loss) before income taxes	$(127.2)	$(36.5)	$649.2	$(984.0)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax (recovery) expense consists of:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Canada:
Current	$–	$–	$–	$(0.1)
Deferred	–	(1.0)	(1.1)	(6.6)
	–	(1.0)	(1.1)	(6.7)
United States:
Current	0.1	0.1	(0.4)	0.2
Deferred	-	1.1	0.4	(2.0)
	0.1	1.2	–	(1.8)
Other:
Current	–	–	–	0.1
Deferred	–	–	–	–
	–	–	–	0.1
Total from continuing operations
Current	0.1	0.1	(0.4)	0.2
Deferred	–	0.1	(0.7)	(8.6)
	$0.1	$0.2	$(1.1)	$(8.4)
Total from discontinued operations
Current	–	–	–	–
Deferred	–	–	–	1.0
	$–	$–	$–	$1.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision is as follows:

	Successor				Predecessor
	Year ended		Three months ended		Nine months ended		Year ended
	December 31,		December 31,		September 30,		December 31,
	2013		2012		2012		2011
Income tax recovery at Canadian statutory income tax rates	$(32.7)	25.8%	$(9.1)	25.0%	$162.3	25.0%	$(260.8)		26.5%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	21.1	(16.6)	(1.8)	5.0	7.4	1.1	2.0		(0.2)
Difference in foreign tax rate	0.6	(0.5)	(0.5)	1.3	(1.0)	(0.1)	(25.4)		2.5
Change in deferred income taxes related to increase in corporate income tax rates	(8.5)	6.6	–	–	–	–	11.3		(1.1)
Change in the deferred income tax estimate	–	–	–	–	–	–	(0.6)		0.1
Change in valuation allowance	18.2	(14.3)	11.9	(32.7)	(164.9)	(25.4)	265.7		(27.0)
Adjustment to deferred credits	–	–	–	–	(9.6)	(1.5)	–		–
Other	1.4	(1.1)	(0.3)	0.9	4.7	0.7	0.4		–
Income tax expense (recovery)	$0.1	(0.1)%	$0.2	(0.5)%	$(1.1)	(0.2)%	$(7.4)	1	0.8%

Schedule Of Deferred Tax Assets [Table Text Block]
The tax effects of temporary differences that give rise to significant current deferred tax assets are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Current
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	$4.0	$1.8	$3.1
Employee future benefits	3.7	3.3	3.4
Other	0.8	5.6	4.3
	8.5	10.7	10.8
Valuation allowance	(8.5)	(10.7)	(10.8)
	$–	$–	$–

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant non-current deferred tax assets (liabilities) are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Non-current
Deferred income tax assets (liabilities)
Property, plant and equipment	$142.4	$126.3	$119.7
Non-capital loss carry-forwards	19.1	14.9	12.9
Employee future benefits	70.9	77.3	76.9
Other	5.0	4.5	3.0
	237.4	223.0	212.5
Valuation allowance	(237.4)	(223.0)	(212.5)
	$–	$–	$–

Summary of Income Tax Contingencies [Table Text Block]
Below is a reconciliation of the total amounts of unrecognized tax benefits:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended
	December 31,	December 31,	September 30,
	2013	2012	2012
Unrecognized tax benefits, beginning of period	$5.3	$5.3	$5.3
Current period tax positions	–	–	–
Change in tax rate	0.2	–	–
Settlements and lapse of statute of limitations	(1.2)	–	–
Unrecognized tax benefits, end of period	$4.3	$5.3	$5.3